UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7118

Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 480	5.000%, 1/01/32	1/15 at 100.00	B3	$ 270,758
415	5.125%, 1/01/37	1/15 at 100.00	B3	234,147
895	Total Consumer Discretionary			504,905
	Consumer Staples – 3.2% (2.2% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,270	4.750%, 6/01/34	6/17 at 100.00	BBB	2,317,155
5,300	5.000%, 6/01/41	6/17 at 100.00	BBB	3,493,177
8,570	Total Consumer Staples			5,810,332
	Education and Civic Organizations – 14.9% (10.3% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,132,121
	5.000%, 12/01/24 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/13 at 100.00	N/R	472,615
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	N/R	302,718
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	2,124,736
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	3,399,748
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A1	107,112
	2004L, 5.125%, 7/01/19 – NPFG Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	A1	983,095
	2006A, 5.000%, 7/01/36 – AMBAC Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,375	5.000%, 7/01/18 – AMBAC Insured	1/14 at 100.00	A+	1,465,090
725	5.000%, 7/01/19 – AMBAC Insured	1/14 at 100.00	A+	768,138
1,530	4.750%, 7/01/20 – AMBAC Insured	1/14 at 100.00	A+	1,597,871
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	1,758,506
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	1,081,746
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	Baa1	309,678
	5.500%, 7/01/23 – RAAI Insured
270	New Jersey Higher Education Assistance Authority Student Loan Revenue Bonds Series 2010-2,	12/20 at 100.00	Aa3	272,152
	5.000%, 12/01/30
1,405	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 1999A,	12/10 at 100.50	A	1,413,556
	5.250%, 6/01/18 – NPFG Insured (Alternative Minimum Tax)
985	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2000A,	12/10 at 101.00	Aaa	997,381
	6.000%, 6/01/15 – NPFG Insured (Alternative Minimum Tax)
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AAA	2,125,600
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	458,717
	5.000%, 12/01/25
550	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	680,922
	Bond Trust PA-4643, 19.287%, 6/01/30 (IF) (4)
2,025	University of Medicine and Dentistry of New Jersey, Certificates of Participation, Child	4/13 at 100.00	BBB+	2,065,358
	Health Institute, LLC, Series 2003, 5.000%, 4/15/21 – AMBAC Insured
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	A	1,000,290
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 – NPFG Insured
2,750	University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series 2002A, 5.000%,	12/12 at 100.00	Baa1	2,724,893
	12/01/31 – AMBAC Insured
26,480	Total Education and Civic Organizations			27,242,043
	Financials – 0.9% (0.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Baa3	1,548,945
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 16.2% (11.1% of Total Investments)
	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System,
	Series 2004A:
185	5.000%, 2/15/25	2/15 at 100.00	BBB	178,871
620	5.750%, 2/15/34	8/14 at 100.00	BBB	622,195
1,120	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A1	1,140,474
	Series 2008A, 5.000%, 7/01/27
695	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AAA	888,849
	Tender Option Bond Trust 3018, 19.156%, 7/01/38 – AGC Insured (IF)
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	1,628,082
	Medical Center, Series 2007, 5.000%, 7/01/37
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	Baa3	235,759
	Hospital, Series 2005A, 5.500%, 7/01/36
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	673,421
	Center, Series 2006B, 5.000%, 7/01/36
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A–	367,489
	Center, Series 2006, 5.125%, 7/01/35
3,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System	7/11 at 100.00	A2	3,519,565
	Obligated Group, Series 2001, 5.625%, 7/01/31
1,700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	1/11 at 100.00	AAA	1,705,491
	Obligated Group, Series 1999, 5.625%, 7/01/12 – AGM Insured
465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Palisades Medical Center	7/12 at 101.00	BB+	434,054
	of New York Presbyterian Healthcare System, Series 2002, 6.625%, 7/01/31
1,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	883,230
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BB+	967,626
	Care System, Series 2006A, 5.000%, 7/01/29
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	1,562,145
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,675	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	7/13 at 100.00	N/R	1,623,025
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
1,875	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	1,548,713
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Series 2006:
1,245	5.000%, 7/01/36	7/16 at 100.00	A2	1,239,572
1,155	5.000%, 7/01/46	7/16 at 100.00	A2	1,128,204
2,050	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Peter’s University	1/11 at 100.00	Baa2	2,052,440
	Hospital, Series 2000A, 6.875%, 7/01/20
630	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Atlantic City	7/12 at 100.00	A+	647,804
	Medical Center, Series 2002, 5.750%, 7/01/25
1,710	New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds, Bayshore	1/12 at 100.00	N/R	1,565,779
	Community Hospital, Series 2002, 5.000%, 7/01/22 – RAAI Insured
2,155	New Jersey Health Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AAA	2,195,837
	2007-I, 5.000%, 7/01/38 – AGC Insured
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/10 at 100.00	A1	2,656,175
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
30,020	Total Health Care			29,464,800
	Housing/Multifamily – 3.6% (2.5% of Total Investments)
340	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds, Mount	11/12 at 100.00	Aaa	341,996
	Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Student Hosuing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
1,100	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,123,100
550	5.875%, 6/01/42	6/20 at 100.00	Baa3	558,360
4,445	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series	11/10 at 100.00	A+	4,447,044
	1997A, 5.550%, 5/01/27 – AMBAC Insured (Alternative Minimum Tax)
6,435	Total Housing/Multifamily			6,470,500
	Housing/Single Family – 0.3% (0.2% of Total Investments)
605	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	580,927
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
	Long-Term Care – 1.5% (1.0% of Total Investments)
1,095	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	964,191
	Evergreens Project, Series 2007, 5.625%, 1/01/38
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	N/R	752,160
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	6/11 at 102.00	A–	1,027,820
	Jersey, Series 2001, 5.500%, 6/01/21
2,845	Total Long-Term Care			2,744,171
	Tax Obligation/General – 9.1% (6.3% of Total Investments)
2,460	Freehold Regional High School District, Monmouth County Board of Education, New Jersey, School	No Opt. Call	AA	2,891,509
	District Refunding Bonds, Series 2001, 5.000%, 3/01/17 – FGIC Insured
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	Aa3	2,655,700
	AMBAC Insured
555	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	615,845
	5.000%, 8/01/27
	New Jersey, General Obligation Bonds, Series 1992D:
2,580	6.000%, 2/15/11	No Opt. Call	AA	2,659,077
1,560	6.000%, 2/15/13	No Opt. Call	AA	1,768,978
4,000	Passaic County, New Jersey, General Improvement Refunding Bonds, Series 1993, 5.125%,	No Opt. Call	Aa3	4,159,520
	9/01/12 – FGIC Insured
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 –	9/14 at 100.00	N/R	1,874,376
	AMBAC Insured
15,435	Total Tax Obligation/General			16,625,005
	Tax Obligation/Limited – 40.0% (27.6% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,212,860
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2	5,997,866
	12/15/19 – AGM Insured
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	1,319,922
	2007, 5.250%, 12/15/22 – AMBAC Insured
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,483,843
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 – AMBAC Insured	4/15 at 100.00	AA–	1,260,899
2,755	5.000%, 4/01/35 – AMBAC Insured	4/15 at 100.00	AA–	2,843,876
1,000	Middlesex County Improvement Authority, New Jersey, County Guaranteed Open Space Trust Fund	9/13 at 100.00	AAA	1,119,290
	Revenue Bonds, Series 2003, 5.250%, 9/15/16
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	AA–	3,624,294
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
1,155	5.500%, 6/15/24	6/12 at 100.00	BBB	1,146,846
1,600	5.500%, 6/15/31	6/14 at 100.00	BBB	1,567,616
2,540	5.750%, 6/15/34	6/14 at 100.00	BBB	2,491,334
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	3,586,912
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	115,853
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	188,608
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	AA–	1,197,111
2,310	5.000%, 9/01/37	9/17 at 100.00	AA–	2,394,223
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	AA–	2,756,720
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 – AMBAC Insured	9/15 at 100.00	AA–	2,682,545
3,000	5.000%, 9/15/28 – AMBAC Insured	9/15 at 100.00	AA–	3,056,820
500	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	AA–	508,265
	Transformatiom Program, Series 2008A, 5.250%, 10/01/38
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	A	1,741,575
	5.500%, 3/01/22 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	Aa3	446,916
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	Aa3	788,073
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	AA–	3,879,240
	Appreciation Series 2010A, 0.000%, 12/15/30
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA–	1,999,149
	2006A, 5.500%, 12/15/22
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	3,057,600
	5.500%, 12/15/16 – NPFG Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	AA–	2,238,740
	5.250%, 12/15/18 – FGIC Insured
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AAA	1,220,789
	5.000%, 6/15/19 – AGM Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
8,090	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	AA–	2,911,348
6,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AAA	1,682,520
4,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AAA	990,320
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	AA–	4,217,840
	5.000%, 12/15/26 – AMBAC Insured
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	A3	703,232
	2006A, 4.500%, 7/01/36 – CIFG Insured
2,745	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds,	3/13 at 100.00	Aaa	2,774,042
	Plainfield Park Madison Redevelopment Project, Series 2003, 5.000%, 3/01/34 – AGM Insured
2,445	Union County Improvement Authority, New Jersey, General Obligation Lease Revenue Bonds, Series	6/13 at 100.00	Aa1	2,656,028
	2003, 5.000%, 6/15/23
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,001,880
	Lien Series 2010B, 5.250%, 10/01/29
89,360	Total Tax Obligation/Limited			72,864,995
	Transportation – 22.3% (15.4% of Total Investments)
2,750	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A	2,859,780
	5.250%, 6/01/20 – NPFG Insured
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A+	2,597,700
	1/01/27 – NPFG Insured
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	Aa3	3,379,950
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,875	New Jersey Transit Corporation, Lease Appropriation Bonds, Series 2005A, 5.000%, 9/15/18 –	9/15 at 100.00	A1	2,008,744
	FGIC Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
565	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	682,848
345	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	416,960
5,750	New Jersey Turnpike Authority, Revenue Bonds, Series 2003A, 5.000%, 1/01/19 – FGIC Insured	7/13 at 100.00	A+	6,276,067
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	2,621,450
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	Aa3	2,839,375
	Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured
4,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth	6/15 at 101.00	Aa2	4,276,320
	Series 2005, 5.000%, 12/01/28 – SYNCORA GTY Insured
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AAA	737,381
	Eighth Series 2008, Trust 2920, 17.470%, 8/15/32 – AGM Insured (IF)
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	Aa2	1,040,640
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
2,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	4/12 at 101.00	AAA	2,070,880
	Twenty-Fifth Series 2002, 5.000%, 4/15/32 – AGM Insured
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/10 at 100.00	A	8,008,715
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	A3	861,118
	Series 2003, 5.000%, 10/01/24 – FGIC Insured
38,470	Total Transportation			40,677,928
	U.S. Guaranteed – 23.4% (16.1% of Total Investments) (5)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	Aa2 (5)	2,448,542
	Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – MBIA Insured
130	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2 (5)	149,595
	12/15/19 (Pre-refunded 12/15/13) – AGM Insured
	Manalapan-Englishtown Regional Board of Education, New Jersey, General Obligation Bonds,
	Series 2003:
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	A (5)	1,139,110
1,000	5.000%, 10/01/27 (Pre-refunded 10/01/13) – NPFG Insured	10/13 at 100.00	AA (5)	1,139,110
2,245	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	2,799,942
	1993, 8.000%, 9/15/18 (ETM)
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (5)	708,627
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – MBIA Insured
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A (5)	1,330,158
	2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – MBIA Insured
2,080	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/15 at 100.00	A1 (5)	2,455,918
	2005F, 5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	A+ (5)	462,764
	5.000%, 7/01/20 (Pre-refunded 7/01/14) – MBIA Insured
3,950	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/11 at 101.00	AAA	4,184,077
	2001A, 4.750%, 9/01/20 (Pre-refunded 9/01/11)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Capital Health System
	Obligated Group, Series 2003A:
750	5.000%, 7/01/26 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	834,150
1,670	5.375%, 7/01/33 (Pre-refunded 7/01/13)	7/13 at 100.00	N/R (5)	1,875,310
3,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital	7/12 at 100.00	A2 (5)	3,310,980
	System, Series 2002, 5.875%, 7/01/21 (Pre-refunded 7/01/12)
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	1,529,283
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
465	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	580,766
195	6.500%, 1/01/16 – MBIA Insured (ETM)	No Opt. Call	A+ (5)	245,622
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	149,875
6,590	6.500%, 1/01/16 (ETM)	No Opt. Call	AAA	7,602,289
1,760	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	AAA	2,023,208
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	AA– (5)	860,295
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35	7/15 at 100.00	AAA	2,522,460
	(Pre-refunded 7/01/15) – FGIC Insured
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,290	6.125%, 6/01/24 (Pre-refunded 6/01/12)	6/12 at 100.00	AAA	1,345,818
2,250	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	2,553,323
350	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	AAA	398,689
	Series 2003, 5.000%, 10/01/24 (Pre-refunded 10/01/13) – FGIC Insured
37,205	Total U.S. Guaranteed			42,649,911
	Utilities – 0.7% (0.5% of Total Investments)
1,250	New Jersey Economic Development Authority, Pollution Control Revenue Refunding Bonds, Public	No Opt. Call	Baa1	1,299,013
	Service Electric and Gas Company, Series 2001A, 5.000%, 3/01/12
	Water and Sewer – 8.7% (6.0% of Total Investments)
	Bayonne Municipal Utilities Authority, New Jersey, Water System Revenue Refunding Bonds,
	Series 2003A:
1,450	5.000%, 4/01/19 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,487,700
1,250	5.000%, 4/01/24 – SYNCORA GTY Insured	4/13 at 100.00	N/R	1,256,113
1,000	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series	No Opt. Call	N/R	1,084,640
	1993, 6.250%, 1/01/14 – AMBAC Insured
1,250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A	1,289,688
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
3,100	New Jersey Economic Development Authority, Water Facilities Revenue Refunding Bonds,	9/10 at 100.00	Baa1	3,101,271
	Hackensack Water Company, Series 1994B, 5.900%, 3/01/24 – NPFG Insured (Alternative
	Minimum Tax)
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AA	1,732,847
	2005, 5.000%, 8/01/31 – NPFG Insured
3,500	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series 2002A,	8/12 at 100.00	N/R	3,626,280
	5.250%, 8/01/19 – FGIC Insured
630	Stony Brook Regional Sewer Authority, Princeton, New Jersey, Revenue Refunding Bonds, Series	No Opt. Call	Aa1	665,104
	1993B, 5.450%, 12/01/12
1,500	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	A1	1,659,900
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
15,330	Total Water and Sewer			15,903,543
$ 274,400	Total Investments (cost $257,084,019) – 145.1%			264,387,018
	Other Assets Less Liabilities – 3.1%			5,759,089
	Auction Rate Preferred Shares, at Liquidation Value – (48.2)% (6)			(87,875,000)
	Net Assets Applicable to Common Shares – 100%			$ 182,271,107

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$264,387,018	$ —	$264,387,018

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $256,858,128.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$12,787,455
Depreciation	(5,258,565)
Net unrealized appreciation (depreciation) of investments	$ 7,528,890

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Investment, or portion of investment, has been pledged to collateralize for inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 33.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010